Income Tax (Tables)	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2025	Sep. 30, 2025	Dec. 31, 2024
Income Tax (Tables) [Line Items]
Schedule of Income Tax Expense (Benefit) Components

The income tax expense (benefit) components for the nine months ended September 30 is as follows (in thousands):

	2025	2024
Current tax expense/(benefit)
Federal	$-	$-
Foreign	-	-
State	1	1
Deferred tax expense/(benefit)
Federal	-	-
Foreign	-	-
State	-	-
Total tax expense/(benefit)	$1	$1

The income tax expense (benefit) components for the years ended December 31 is as follows:

	2024	2023
Current tax expense/(benefit)
Federal	$-	$-
Foreign	-	-
State	1	1
Deferred tax expense/(benefit)
Federal	-	-
Foreign	-	-
State	-	-
Total tax expense/(benefit)	$1	$1

Schedule of Components of Net Deferred Tax Assets and Liabilities

The components of the net deferred tax assets and liabilities is as follows (in thousands):

	September 30, 2025	December 31, 2024
Deferred tax assets:
Intangibles	$433	$729
Accrued expenses	31	16
Lease liability	71	91
NOL	6,597	5,608
Returns allowance	26	30
Other	36	-
Total net deferred tax assets	7,194	6,474
Valuation allowance	(7,111)	(6,374)
Deferred tax liabilities:
Depreciation	(13)	(10)
ROU asset	(69)	(90)
Total net deferred tax liabilities	(82)	(100)
Net deferred tax asset/(liability)	$-	$-

The components of the net deferred tax assets and liabilities at December 31, is as follows:

	2024	2023
Deferred tax assets:
Intangibles	$729	$806
Accrued expenses	16	15
Lease liability	91	118
NOL	5,608	5,329
Returns allowance	30	35
Total net deferred tax assets	6,474	6,303
Valuation allowance	(6,374)	(6,169)
Deferred tax liabilities:
Depreciation	(10)	(16)
ROU asset	(90)	(118)
Total net deferred tax liabilities	(100)	(134)
Net deferred tax asset/(liability)	$-	$-

Schedule of Reconcilation of Provision for Income Taxes

A reconciliation of the Company’s provision for income taxes at the federal statutory rate to the reported income tax provision for the nine months ended September 30 is as follows (in thousands):

	2025	2024

Computed “expected” tax benefit	$(655)	$(167)
State income tax benefit, net of federal tax effect	(62)	(10)
Foreign Rate Differential	(12)	51
Other permanent differences	26	12
Change in valuation allowance	737	115
Income tax expense (benefit)	$34	$1

A reconciliation of the Company’s provision for income taxes at the federal statutory rate to the reported income tax provision for the years ended December 31 is as follows:

	2024	2023

Computed “expected” tax benefit	$(195)	$(748)
State income tax benefit, net of federal tax effect	(20)	1
Foreign Rate Differential	43	68
Other permanent differences	26	119
Change in valuation allowance	206	642
Foreign benefit	(59)	(81)
Income tax expense (benefit)	$1	$1

Aspen-1 Acquisition Inc. [Member]
Income Tax (Tables) [Line Items]
Schedule of Reconcilation of Provision for Income Taxes

The difference between the tax provision at the statutory federal income tax rate on June 30, 2025, and December 31, 2024, and the tax provisions attributable to loss before income taxes is as follows:

	June 30, 2025	December 31, 2024
Statutory federal income taxes	21.0%	21.0%
Valuation allowance	(21.0)%	(21.0)%
Effective income tax rate, net	-%	-%

The difference between the tax provision at the statutory federal income tax rate on December 31, 2024 and 2023, and the tax provisions attributable to loss before income taxes is as follows:

	2024	2023
Statutory federal income taxes	21.0%	21.0%
Valuation allowance	(21.0)%	(21.0)%
Effective income tax rate, net	-	-